Concentrations of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Concentrations of Credit Risk

NOTE 13. CONCENTRATIONS OF CREDIT RISK

For the three months ended June 30, 2012 and 2011, the Company had two customers whose revenue collectively represented 74% and 67% of total revenue, respectively. For the six months ended June 30, 2012 and 2011, the Company had two customers whose revenue collectively represented 74% and 71% of total revenue, respectively.

As of June 30, 2012 and December 31, 2011, the Company had two customers whose accounts receivable balance collectively represented 64% and 69% of accounts receivables, net of allowances, respectively.

Note 16: Concentrations of Credit Risk

For the years ended December 31, 2011 and 2010, the Company had two customers whose revenue collectively represented 73% and 56% of total revenue, respectively. For the year ended December 31, 2009, the Company had no customers whose revenue was greater than 10% of total revenue.

As of December 31, 2011 and 2010, the Company had two customers whose accounts receivable balance collectively represented 69% and 47% of accounts receivables, net of reserves, respectively.